GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS
6. GOODWILL AND INTANGIBLE ASSETS
Goodwill
The changes in the carrying value of Goodwill are as follows (in thousands):

	UFC (1)	WWE (3)	IMG	Corporate and Other	Total
Balance — December 31, 2021	$2,602,639	$—	$743,830	$39,780	$3,386,249
Acquisitions	—	—	2,909	—	2,909
Foreign currency translation and other	—	—	(1,149)	—	(1,149)

Balance — December 31, 2022 (2)	$2,602,639	$—	$745,590	$39,780	$3,388,009
Acquisitions	—	5,063,774	—	—	5,063,774
Impairment	—	—	(7,544)	—	(7,544)
Foreign exchange	—	72	89	—	161

Balance — December 31, 2023 (2)	$2,602,639	$5,063,846	$738,135	$39,780	$8,444,400

(1)
Reflects goodwill resulting from the Company’s election to apply pushdown accounting to reflect EGH’s new basis of accounting in the UFC’s assets and liabilities, including goodwill, which occurred during 2016.

(2)	Net of accumulated impairment losses of $116.1 million and $108.6 million as of December 31, 2023 and 2022, respectively.
(3)	Based on preliminary fair values acquired through the Transactions. See Note 4, Acquisition of WWE , for further information.
There were no dispositions of goodwill during the years ended December 31, 2023 and 2022.

Intangible Assets, net
The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	22.7	$3,010,938	$(356,194)	$2,654,744
Customer relationships	6.0	1,630,962	(623,878)	1,007,084
Internally developed technology	3.2	9,505	(4,852)	4,653
Other (1)	3.4	153,280	(32,328)	120,952

		4,804,685	(1,017,252)	3,787,433

Indefinite-lived:
Trademarks and trade names		182,979	—	182,979
Owned events		19,218	—	19,218

Total intangible assets		$5,006,882	$(1,017,252)	$3,989,630

(1)
Other intangible assets as of December 31, 2023 primarily consisted of talent roster, internally developed software and content library assets acquired through the Transactions in September 2023. See Note 4,
Acquisition of WWE
, for further information.

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2022 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	17.9	$836,716	$(282,801)	$553,915
Customer relationships	8.6	728,377	(541,126)	187,251
Internally developed technology	3.3	7,400	(3,434)	3,966
Other (1)	2.9	23,907	(19,794)	4,113

		1,596,400	(847,155)	749,245

Indefinite-lived:
Trademarks and trade names		178,708	—	178,708
Owned events		18,948	—	18,948

Total intangible assets		$1,794,056	$(847,155)	$946,901

(1)	Other intangible assets as of December 31, 2022 primarily consisted of UFC’s internally developed software.
Amortization of intangible assets was $168.7 million and $105.4 million during the years ended December 31, 2023 and 2022 respectively, which is recognized within depreciation and amortization in the combined statements of operations.
Estimated annual intangible amortization, including amortization of intangible assets acquired in the Transactions, for the next five years and thereafter is as follows (in thousands):

Total (1)
2024	$332,773
2025	275,053
2026	259,697
2027	239,485
2028	222,255
Thereafter	2,458,170

Total remaining amortization	$3,787,433

(1)	Includes amounts for WWE which are based on preliminary fair values acquired through the Transactions. See Note 4, Acquisition of WWE , for further information.
Annual Impairment Assessments
During the years ended December 31, 2023 and 2022, the Company completed its annual impairment review of goodwill and intangibles. For the year ended December 31, 2023, the Company recorded total non-cash
impairment charges of $7.5 million for goodwill and $14.0 million for trade names driven by lower projections. The Company’s fair value of goodwill was determined by Endeavor’s assessment based on discounted cash flows using an applicable discount rate for the reporting units containing the Businesses. Intangible assets were valued based on a relief from royalty method or an excess earnings method. For the year ended December 31, 2022, the Company did not record an impairment charge for such review.